UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

              REPORT FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2007

                           Check here if Amendment |_|

                         This Amendment (check only one)
                              |_| is a restatement
                          |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Shannon River Fund Management Co., LLC

Address: 800 Third Avenue - 30th Floor, New York, New York 10022

Form 13F File Number: 28-12497
================================================================================

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Reporting Manager: Shannon River Fund Management Co., LLC

Name:  Spencer M. Waxman
Title: Managing Member
Phone: (212) 331-6555

Signature, Place, and Date of Signing


/s/ Spencer Waxman
------------------
New York, New York
January [__], 2008

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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

                              FORM 13F Summary Page
                                 Report Summary:

Number of Other Managers:                       1
Form 13F Information Table Entry Total:         33
Form 13F Information Table Value Total:         $ 155,377 (thousands)
List of Other Included Managers:

No.                     Name                            Form 13F File Number
---                     ----                            --------------------

01           SR Capital Management LLC                  28-12497


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

                           FORM 13F INFORMATION TABLE

                            ------------------------

Name of Reporting Manager: Shannon River Fund Management Co., LLC                                                    (SEC USE ONLY)
Name of Manager No. 1: Shannon River Capital Management, LLC

       Column 1:      Column 2:  Column 3:   Column 4:             Column 5:      Column 6:   Column 7:           Column 8:

     Name of Issuer   Title of    CUSIP     Fair Market  Shares or  SH/PRN  Put/  Investment   Other          Voting Authority
                       Class      Number       Value     Principal          Call  discretion  Managers
                                          (in thousands)  Amount
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Sole    Shared    None
Answers Corp.            COM     03662X100       491       72,222      SH           OTHER       01        72,222
Bankrate Inc.            COM     06646V108     5,578      116,000      SH           OTHER       01       116,000
Central European         CL A    G20045202     9,137       78,785
Medial Enterprises
Ltd.
China Unicom LTD      SPONSORED  16945R104     2,463      109,935      SH           OTHER       01       109,935
                         ADR
Citrix Systems Inc.      COM     177376100     4,455      117,200      SH           OTHER       01       117,200
Dolan Media Company      COM     25659P402     6,001      205,712      SH           OTHER       01       205,712
Electronic Data          COM     285661104     4,146      200,000                   OTHER       01       200,000
Systems Corp
Fibertower Corp.         COM     31567R100       385      168,740      SH           OTHER       01       168,740
Fuel Tech Ltd.           COM     359523107       671       29,629      SH           OTHER       01        29,629
Fundtech Ltd.            ORD     M47095100     6,953      520,459      SH           OTHER       01       520,459
Getty Images             COM     374276103     6,600      227,578      SH           OTHER       01       227,578
Glu Mobile Inc.          COM     379890106     1,637      313,552      SH           OTHER       01       313,552
Google, Inc.             CL A    38259P508    12,833       18,559      SH           OTHER       01        18,559
Greenfield Online,       COM     395150105     9,559      654,267      SH           OTHER       01       654,267
Inc.
Hollywood Media Corp.    COM     436233100     8,827    3,043,660      SH           OTHER       01     3,043,660
ICO Global               CL A    44930K108       727      228,697      SH           OTHER       01       228,697
Communications
Holdings Ltd.
Information Services      W      45675Y112       111      104,800      SH           OTHER       01       104,800
Grp.
Infospace Inc.           COM     45678T201     3,122      166,076      SH           OTHER       01       166,076
Isle of Capris Casino    COM     464592104     1,266       91,964      SH           OTHER       01        91,964
Inc.
MDC Partners Inc.        CL A    552697104     6,303      647,082      SH           OTHER       01       647,082
Microsfot Corporation    COM     594918104    13,442      377,593      SH           OTHER       01       377,593
Morgans Hotel Group Co   COM     617484108        22        1,159      SH           OTHER       01         1,159
Move Inc.                COM     62458M108     4,648    1,897,016      SH           OTHER       01     1,897,016

TOTAL                                       $105,942    8,581,583


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

       Column 1:      Column 2:  Column 3:   Column 4:             Column 5:      Column 6:   Column 7:           Column 8:

     Name of Issuer   Title of    CUSIP     Fair Market  Shares or  SH/PRN  Put/  Investment   Other          Voting Authority
                       Class      Number       Value     Principal          Call  discretion  Managers
                                          (in thousands)  Amount
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Sole    Shared    None
MVC Capital Inc.         COM     553829102       161       10,000      SH           OTHER       01        10,000
Napster Inc.             COM     630797108     1,159      588,147      SH           OTHER       01       588,147
NDS Group PLC         SPONSORED  628891103     7,892      133,226      SH           OTHER       01       133,226
                         ADR
Ntelos Holdings Corp.    COM     67020Q107     2,141       72,112      SH           OTHER       01        72,112
Pegasystems Inc.         COM     705573103     8,634      723,745      SH           OTHER       01       723,745
Research In Motion       COM     760975102     6,974       61,500      SH           OTHER       01        61,500
Scientific Games         CL A    80874P109     7,315      220,000      SH           OTHER       01       220,000
Corporation
Sotheby's                CL A    80874P109     2,572       67,500      SH           OTHER       01        67,500
Techwell, Inc.           COM     87874D101     2,802      254,453      SH           OTHER       01       254,453
Yahoo, Inc.              COM     984332106    13,639      586,360      SH           OTHER       01       586,360

TOTAL                                        $49,435    2,485,053
                                            ---------------------

GRAND TOTAL                                 $155,377   11,066,636
                                            ---------------------


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